Note 20 Non Current Assets And Disposal Groups Classified As Held For Sale Breakdown By Items (Details) - EUR (€)		Jun. 30, 2021	Dec. 31, 2020
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		€ 1,223,000,000	€ 85,987,000,000
Liabilities included in disposal groups classified as held for sale		0	75,446,000,000
Foreclosures and recoveries [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		1,328,000,000	1,398,000,000
Other assets from tangible assets [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	627,000,000	480,000,000
Companies held for sale [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[2]	41,000,000	84,792,000,000
Liabilities included in disposal groups classified as held for sale		0	75,446,000,000
Accrued amortization [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[3]	111,000,000	89,000,000
Impairment losses [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	€ 662,000,000	€ 594,000,000

[1]	(*) In 2021, it includes the reclassification of owned offices and facilities from "tangible assets" to "non-current assets and disposal groups classified as held for sale" and the adjustments due to the closure of the owned offices and the decommissioning of facilities after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 23 and 45).
[2]	(**) It includes mainly BBVA’s stake in BBVA U.S in 2020 (see Note 3)
[3]	(***) Accumulated amortization until related asset was reclassified as “Non-current assets and disposal groups classified as held for sale"